Organization, Plan of Business Operation (Details Textual) $ in Thousands	1 Months Ended
Mar. 22, 2012 USD ($)
Organization, Consolidation and Presentation of Financial Statements And Going Concern [Line Items]
Proceeds from Issuance or Sale of Equity, Total	$ 43,163
Equity Proceeds Held In Trust Account	$ 42,740